Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2020	2019	2018
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Gas	(113,992)	(246,044)	(184,654)
Oil	(3,587)	(13,101)	(37,065)
Coal	(20,271)	(17,972)	(5,124)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Costs from construction contracts	(807,671)	(770,356)	(833,313)
Other variable supplies and services	(256,021)	(285,766)	(289,582)
Total Raw Materials and Consumables Used	(7,555,915)	(8,541,023)	(7,948,400)